Investment Securities (Schedule Of Investments, By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012 Securities	Mar. 31, 2012 Securities
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	¥ 13,204,752	¥ 16,526,953
Securities available for sale, Unrealized losses, Less than 12 months	34,221	14,203
Securities available for sale, Estimated fair value, 12 months or more	773,978	927,291
Securities available for sale, Unrealized losses, 12 months or more	8,534	10,713
Securities available for sale, Estimated fair value	13,978,730	17,454,244
Securities available for sale, Unrealized losses	42,755	24,916
Securities available for sale, Number of securities	2,229	2,432
Securities being held to maturity, Estimated fair value, Less than 12 months	64,280	232,842
Securities being held to maturity, Unrealized losses, Less than 12 months	114	1,968
Securities being held to maturity, Estimated fair value, 12 months or more	169,206	181,366
Securities being held to maturity, Unrealized losses, 12 months or more	253	427
Securities being held to maturity, Estimated fair value	233,486	414,208
Securities being held to maturity, Unrealized losses	367	2,395
Securities being held to maturity, Number of securities	40	230
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	12,578,648	15,976,426
Securities available for sale, Unrealized losses, Less than 12 months	4,589	3,035
Securities available for sale, Estimated fair value, 12 months or more	583,299	794,870
Securities available for sale, Unrealized losses, 12 months or more	3,658	5,589
Securities available for sale, Estimated fair value	13,161,947	16,771,296
Securities available for sale, Unrealized losses	8,247	8,624
Securities available for sale, Number of securities	47	65
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	125,676	27,255
Securities available for sale, Unrealized losses, Less than 12 months	4,069	674
Securities available for sale, Estimated fair value, 12 months or more	2,766	3,923
Securities available for sale, Unrealized losses, 12 months or more	134	68
Securities available for sale, Estimated fair value	128,442	31,178
Securities available for sale, Unrealized losses	4,203	742
Securities available for sale, Number of securities	109	42
Securities being held to maturity, Estimated fair value, Less than 12 months	11,616	8,229
Securities being held to maturity, Unrealized losses, Less than 12 months	52	2
Securities being held to maturity, Estimated fair value, 12 months or more		60,813
Securities being held to maturity, Unrealized losses, 12 months or more		167
Securities being held to maturity, Estimated fair value	11,616	69,042
Securities being held to maturity, Unrealized losses	52	169
Securities being held to maturity, Number of securities	2	5
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	165,124	273,322
Securities available for sale, Unrealized losses, Less than 12 months	676	1,709
Securities available for sale, Estimated fair value, 12 months or more	136,870	87,770
Securities available for sale, Unrealized losses, 12 months or more	912	930
Securities available for sale, Estimated fair value	301,994	361,092
Securities available for sale, Unrealized losses	1,588	2,639
Securities available for sale, Number of securities	1,746	2,077
Securities being held to maturity, Estimated fair value, Less than 12 months		4,104
Securities being held to maturity, Unrealized losses, Less than 12 months		2
Securities being held to maturity, Estimated fair value, 12 months or more		1,388
Securities being held to maturity, Unrealized losses, 12 months or more		12
Securities being held to maturity, Estimated fair value		5,492
Securities being held to maturity, Unrealized losses		14
Securities being held to maturity, Number of securities		3
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	27,249	128,824
Securities available for sale, Unrealized losses, Less than 12 months	112	2,071
Securities available for sale, Estimated fair value, 12 months or more	35,574	27,536
Securities available for sale, Unrealized losses, 12 months or more	3,021	3,531
Securities available for sale, Estimated fair value	62,823	156,360
Securities available for sale, Unrealized losses	3,133	5,602
Securities available for sale, Number of securities	83	162
Securities being held to maturity, Estimated fair value, Less than 12 months	35,623
Securities being held to maturity, Unrealized losses, Less than 12 months	61
Securities being held to maturity, Estimated fair value	35,623
Securities being held to maturity, Unrealized losses	61
Securities being held to maturity, Number of securities	30
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	9,765	9,683
Securities available for sale, Unrealized losses, Less than 12 months	50	253
Securities available for sale, Estimated fair value, 12 months or more	13,931	12,664
Securities available for sale, Unrealized losses, 12 months or more	427	431
Securities available for sale, Estimated fair value	23,696	22,347
Securities available for sale, Unrealized losses	477	684
Securities available for sale, Number of securities	21	20
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	3,903	9,425
Securities available for sale, Unrealized losses, Less than 12 months	7	891
Securities available for sale, Estimated fair value	3,903	9,425
Securities available for sale, Unrealized losses	7	891
Securities available for sale, Number of securities	6	10
Securities being held to maturity, Estimated fair value, Less than 12 months	17,041	220,509
Securities being held to maturity, Unrealized losses, Less than 12 months	1	1,964
Securities being held to maturity, Estimated fair value, 12 months or more	169,206	119,165
Securities being held to maturity, Unrealized losses, 12 months or more	253	248
Securities being held to maturity, Estimated fair value	186,247	339,674
Securities being held to maturity, Unrealized losses	254	2,212
Securities being held to maturity, Number of securities	8	222
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	35,858
Securities available for sale, Unrealized losses, Less than 12 months	5,402
Securities available for sale, Estimated fair value	35,858
Securities available for sale, Unrealized losses	5,402
Securities available for sale, Number of securities	42
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	258,529	102,018
Securities available for sale, Unrealized losses, Less than 12 months	19,316	5,570
Securities available for sale, Estimated fair value, 12 months or more	1,538	528
Securities available for sale, Unrealized losses, 12 months or more	382	164
Securities available for sale, Estimated fair value	260,067	102,546
Securities available for sale, Unrealized losses	¥ 19,698	¥ 5,734
Securities available for sale, Number of securities	175	56